Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000237224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Inflation-Protected Income Portfolio
Without Sales Load [Member] | C000237224
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	3.30%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	3.32%
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.42%	3.42%